Significant Accounting Policies (Reconciliation of Total Cash, Restricted Cash and Equivalents) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash, Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents	$ 120	$ 261	$ 607	$ 318
Restricted cash and equivalents	65	61	25	19
Cash, restricted cash and equivalents	185	322	632	337
Virginia Electric and Power Company
Cash, Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents	14	11	18	15
Restricted cash and equivalents	10
Cash, restricted cash and equivalents	24	11	18	15
Dominion Energy Gas Holdings, LLC
Cash, Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents	4	23	13	9
Restricted cash and equivalents	26	20	14	13
Cash, restricted cash and equivalents	$ 30	$ 43	$ 27	$ 22